August 2, 2012

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C.  20549

Re:

The Eudora Funds

Ladies and Gentlemen:

On behalf of The Eudora Funds (the "Trust"), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, its Registration Statement on Form N-1A.  The Trust will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact Parker Bridgeport at (614) 469-3238.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP

713520.1